Statements of Net Assets Available for Benefits - EBP 003 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments—at fair value
Employee benefit plan, participant directed investments	$ 4,995,516,960	$ 4,278,021,689
Receivables
Notes receivable from participants	23,613,070	23,957,855
Employer matching fixed contribution	8,850,452	7,144,532
Total receivables	32,463,522	31,102,387
NET ASSETS AVAILABLE FOR BENEFITS	5,027,980,482	4,309,124,076
EBP, Employer, Common Stock
Investments—at fair value
Employee benefit plan, participant directed investments	586,426,951	427,136,729
Common Collective Trust
Investments—at fair value
Employee benefit plan, participant directed investments	3,400,576,478	2,975,531,860
Mutual Funds and Money Market Funds
Investments—at fair value
Employee benefit plan, participant directed investments	744,270,746	665,194,837
Personal Directed Brokerage Accounts
Investments—at fair value
Employee benefit plan, participant directed investments	$ 264,242,785	$ 210,158,263